Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment consisted of the following at:

			Accumulated
December 31, 2024	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$886,085	$292,728	$593,357
Office equipment	3 years	2,878	2,878	-
		$888,963	$295,606	$593,357

			Accumulated
December 31, 2023	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$333,533	$206,385	$127,148
Office equipment	3 years	3,753	3,753	-
		$337,286	$210,138	$127,148